Financial Instruments at Fair Value through Profit or Loss - Schedule of Financial Instruments at Fair Value Through Profit or Loss (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 183,702	$ 96,943
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	183,702	96,943	$ 423,855
Financial instruments at fair value through profit or loss within three months	28,772	15,741
IFRS9 [member] | Chilean Central Bank And Government Security [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	52,019	21,736
IFRS9 [member] | Chilean Central Bank And Government Security [member] | Other Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	28,879	14,872
IFRS9 [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	905	3
IFRS9 [member] | Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		4,014
IFRS9 [member] | Other Chilean securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	22,218
IFRS9 [member] | Foreign Financial Securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	67,088	23,276
IFRS9 [member] | Foreign Financial Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	4,390	19,505
IFRS9 [member] | Investments in mutual funds [member] | Funds managed by related subsidiaries [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	5,870	3,532
IFRS9 [member] | Investments in mutual funds [member] | Funds managed by third parties [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	33
IFRS9 [member] | Other Investment [member] | Other Financial instruments at fair value through profit loss [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 2,300	$ 10,005